Warrants Issuance	12 Months Ended	3 Months Ended
	Sep. 30, 2013	Dec. 31, 2013 Unaudited
Warrants Issuance

Note 10:  Warrants Issuance

On March 6, 2013, the Company attached 1,167,500 warrants relating to a Private Placement Memorandum (the “PPM”)  in which 2,335,000 shares of stock were issued (1 warrant issued to the PPM investor per 2 shares purchased).  The Company approved on April 11, 2013, a reverse shares split of 10 to 1 of common shares at a common share price of $1.00 per share.

Under the terms of the PPM, the Company has issued an aggregate of 339,500 units (the “Units”), consisting of 339,500 post-reverse stock split shares of common stock and 169,750 warrants (see table below) at a purchase price of  $1.00 per unit.  Each Unit consists of one share of common stock and a warrant to purchase .5 shares of common stock.  The warrants have an exercise price of $1.00 per share and expire one year from the date issued.

Investment Date	Common Shares	Warrants
03/06/13	233,500	116,750
04/03/13	30,000	15,000
05/14/13	5,000	2,500
06/12/13	10,000	5,000
06/26/13	10,000	5,000
07/1/13	24,000	12,000
07/16/13	12,000	6,000
07/31/13	10,000	5,000
09/6/13	5,000	2,500
Total	339,500	169,750

The fair value of the 116,750 warrants issued on March 6, 2013 was estimated to be $56,000 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%, expected volatility of 130%, risk free interest rate of 0.15% and an expected life of one year.  The proceeds from the PPM were allocated based upon the relative fair value of the warrants and common shares.

The fair value of the 15,000 warrants issued on April 3, 2013 was estimated to be $7,050 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%, expected volatility of 130%, risk free interest rate of 0.13% and an expected life of 0.92 years.  The proceeds from the PPM were allocated based upon the relative fair value of the warrants and common shares.

The fair value of the 2,500 warrants issued on May 14, 2013 was estimated to be $1,125 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%, expected volatility of 131%, risk free interest rate of 0.12% and an expected life of 0.81 years.  The proceeds from the PPM were allocated based upon the relative fair value of the warrants and common shares.

The fair value of the 5,000 warrants issued on June 12, 2013 was estimated to be $2,050 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%, expected volatility of 125%, risk free interest rate of 0.14% and an expected life of 0.73 years.  The proceeds from the PPM were allocated based upon the relative fair value of the warrants and common shares.

The fair value of the 5,000 warrants issued on June 26, 2013 was estimated to be $1,950 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%, expected volatility of 121%, risk free interest rate of 0.16% and an expected life of 0.69 years.  The proceeds from the PPM were allocated based upon the relative fair value of the warrants and common shares.

The fair value of the 12,000 warrants issued on July 1, 2013 was estimated to be $5,325 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%, expected volatility of 143%, risk free interest rate of 0.15% and an expected life of 0.68 years.  The proceeds from the PPM were allocated based upon the relative fair value of the warrants and common shares.

The fair value of the 6,000 warrants issued on July 16, 2013 was estimated to be $2,591 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%, expected volatility of 143%, risk free interest rate of 0.10% and an expected life of 0.64 years.  The proceeds from the PPM were allocated based upon the relative fair value of the warrants and common shares.

The fair value of the 5,000 warrants issued on July 31, 2013 was estimated to be $2,087 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%, expected volatility of 143%, risk free interest rate of 0.11% and an expected life of 0.59 years.  The proceeds from the PPM were allocated based upon the relative fair value of the warrants and common shares.

The fair value of the 2,500 warrants issued on September 6, 2013 was estimated to be $935 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%, expected volatility of 139%, risk free interest rate of 0.14% and an expected life of 0.49 years.  The proceeds from the PPM were allocated based upon the relative fair value of the warrants and common shares.

The Company issued 400,000 warrants to employees as compensation on September 30, 2013.  The fair value of the warrants issued was estimated to be $276,038 using the Black-Scholes option pricing model with the following assumptions:  dividend yield of 0%, expected volatility of 117%, risk free interest rate of 0.63% and an expected life of 3 years.  The warrants were recorded as salaries expense under operating expenses in the accompanying statement of operations.

The following table represents a summary of warrants outstanding as of September 30, 2013:

Number of Warrants	Exercise Price	Expiration Date
169,750	$1.00	March 5, 2014
400,000	$1.00	September 30, 2016

Below is a summary of warrant activity for the year ended September 30, 2013:

	Number Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Weighted Average Grant Date Fair Value Per Share
Outstanding at September 30, 2012	0	---	---	0
Granted	569,750	$1.00	2.24	$0.63
Exercised	---	---	---	---
Expired or Cancelled	---	---	---	---
Outstanding at September 30, 2013	569,750	$1.00	2.24	$0.63

All warrants were fully vested upon issuance.

Note 9: Warrants Issuance There were no warrant issuances during the three months ended December 31, 2013.